Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	B. Riley Principal Merger Corp. II
Entity Central Index Key	0001805077
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	DE
Entity Extransition Period	false